EFH Bankruptcy Proceedings and Sempra Acquisition (Narrative) (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 23, 2018	Mar. 09, 2018	Nov. 27, 2017	Aug. 31, 2017	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Bankruptcy [Line Items]
Cash paid					$ 1,328,000,000		$ 25,000,000
Percent increase or decrease for disinterested directors to approve any budget						10.00%
Minimum aggregate capital expenditures						$ 7,500,000,000
Regulatory capitalization ratio, debt			57.50%		57.50%	60.00%
Regulatory capitalization ratio, equity			42.50%		42.50%	40.00%
Percent of savings for bill credits						90.00%
Period of bill credits						1 year
Sempra Energy [Member]
Bankruptcy [Line Items]
Cash paid	$ 117,000,000
Required time for holding owndership interests						5 years
Oncor Holdings [Member]
Bankruptcy [Line Items]
Ownership interests acquired				0.22%
Transaction or transition costs						$ 0
Sempra Energy [Member]
Bankruptcy [Line Items]
Cash paid				$ 9,450,000,000
Outstanding equity interests		1,396,008
Transaction or transition costs		$ 26,000,000
Number of days for proportionate share of aggregate equity investment						60 days
Texas Transmission [Member]
Bankruptcy [Line Items]
Percentage of membership interest owned by non-controlling owners				19.75%		19.75%
Sempra Energy [Member]
Bankruptcy [Line Items]
Percentage of membership interest owned by non-controlling owners						51.00%